SCHEDULE OF RECONCILIATION INCOME TAX EXPENSES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) from operations in the PRC		¥ (30,186)	¥ 128,325
Income (loss) from overseas entities		(6,067)	9,209
Income before income tax expenses	$ (5,343)	(36,253)	137,534
Tax expenses (benefits) from overseas entities at PRC enterprise income tax rate		¥ (9,063)	¥ 34,384
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income Tax Jurisdiction, Domestic Federal [Member]	Income Tax Jurisdiction, Domestic Federal [Member]	Income Tax Jurisdiction, Domestic Federal [Member]
Tax expense from overseas entities at PRC enterprise income tax rate, percentage	25.00%	25.00%	25.00%
Effect of income tax in jurisdictions other than the PRC		¥ 561	¥ (2,285)
Effect of income tax in jurisdictions other than the PRC, percentage	(1.50%)	(1.50%)	(1.70%)
Income tax on tax holiday		¥ 3,406	¥ (14,993)
Income tax on tax holiday, percentage	(9.40%)	(9.40%)	(10.90%)
Tax effect of permanent differences		¥ (9,209)	¥ (7,050)
Tax effect of permanent differences, percentage	25.40%	25.40%	(5.10%)
Change in valuation allowance		¥ 3,818	¥ 5,876
Change in valuation allowance, percentage	(10.50%)	(10.50%)	4.30%
Effect of share-based compensation		¥ 1,001	¥ 1,074
Effect of share-based compensation, percentage	(2.80%)	(2.80%)	0.80%
Income tax expenses (benefits)	$ (1,398)	¥ (9,486)	¥ 17,006
Income tax expenses, percentage	26.20%	26.20%	12.40%